Related parties - Summary of interest income from related parties and interest expense to related parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Interest income from related parties	₺ 3,541,126	₺ 7,658,451	₺ 5,863,770
Interest expense to related parties	1,881,328	2,993,377	2,069,352
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties
Interest income from related parties	1,559,397	4,847,490	4,032,524
Interest expense to related parties	1,444,657	2,413,280	1,217,634
Ziraat Bankasi
Disclosure of transactions between related parties
Interest income from related parties	1,392,048	1,432,733	635,863
Interest expense to related parties	38,382	121,425	304,172
Halk Varlik Kiralama AS
Disclosure of transactions between related parties
Interest expense to related parties	395,364	429,201	503,413
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties
Interest income from related parties	488,985	1,158,210	927,215
Interest expense to related parties	2,621	23,019	27,194
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties
Interest income from related parties	100,553	177,054	267,620
Other
Disclosure of transactions between related parties
Interest income from related parties	143	42,964	548
Interest expense to related parties	₺ 304	₺ 6,452	₺ 16,939